Provisions - Restructuring-related provisions (Detail) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Provisions [Line Items]
Provisions	€ 2,498	€ 2,115	€ 2,313
Restructuring provision [member]
Provisions [Line Items]
Provisions	116	140	€ 66
Restructuring provision [member] | Diagnosis & Treatment [Member]
Provisions [Line Items]
Provisions	36	42
Restructuring provision [member] | Connected Care [Member]
Provisions [Line Items]
Provisions	18	42
Restructuring provision [member] | Personal Health [Member]
Provisions [Line Items]
Provisions	7	10
Restructuring provision [member] | Other [Member]
Provisions [Line Items]
Provisions	€ 56	€ 47